FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 11,692,773	$ 1,695,293	¥ 9,721,225		¥ 14,212,778
Short-term investment	5,753,483	834,177	2,845,319
Amounts due from subsidiaries	314,483	45,596	133,990
Total current assets	24,475,027	3,548,546	18,666,359
Deferred tax assets	750,097	108,754	934,848
Investments in equity investees including subsidiaries, consolidated VIE, VIE's subsidiaries | ¥	3,950,544		3,730,448
TOTAL ASSETS	78,523,586	11,384,851	62,772,343
LIABILITIES AND EQUITY
Other current liability	6,724,743	974,999	5,794,380
Short-term bank borrowings | ¥	5,394,423		3,458,717
Total current liabilities	16,405,324	2,378,550	12,996,315
Convertible senior notes	6,788,971	984,308
TOTAL LIABILITIES	24,051,116	3,487,086	13,844,762
Shareholders' equity:
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 826,943,309 shares issued and 808,448,289 shares outstanding as of December 31, 2021; 826,943,309 shares issued and 809,247,109 shares outstanding as of December 31, 2022)	535	77	535
Additional paid-in capital	26,717,727	3,873,706	28,229,026
Treasury shares, at cost (11,683,474 and 11,671,525 shares as of December 31, 2021 and 2022, respectively)	(2,062,530)	(299,039)	(2,067,009)
Retained earnings	29,459,491	4,271,225	22,716,799
Accumulated other comprehensive gain	(86,672)	(12,566)	(242,104)
Total Equity	54,472,470	7,897,765	48,927,581		49,099,698	¥ 38,403,397
TOTAL LIABILITIES AND EQUITY	¥ 78,523,586	$ 11,384,851	¥ 62,772,343
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	826,943,309	826,943,309	826,943,309	826,943,309
Ordinary shares, shares outstanding	809,247,109	809,247,109	808,448,289	808,448,289
Issuance cost on IPO | ¥	¥ 69,498
Treasury shares, at cost	11,671,525	11,671,525	11,683,474	11,683,474
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Current assets
Cash and cash equivalents	¥ 70,937	$ 10,285	¥ 621,034	$ 90,041	¥ 3,443,624	¥ 394,741
Short-term investment	2,487,775	360,693	196,462
Amounts due from subsidiaries	5,810,721	842,475	2,692,898
Total current assets	8,369,433	1,213,453	3,510,394
Investments in equity investees including subsidiaries, consolidated VIE, VIE's subsidiaries	52,512,859	7,613,649	45,807,179
TOTAL ASSETS	60,882,292	8,827,102	49,317,573
LIABILITIES AND EQUITY
Dividends Payable	1,497	217	708
Other current liability	63,273	9,174	42,358
Short-term bank borrowings | ¥			637,260
Total current liabilities	64,770	9,391	680,326
Convertible senior notes	6,788,971	984,308
TOTAL LIABILITIES	6,853,741	993,699	680,326
Shareholders' equity:
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 826,943,309 shares issued and 808,448,289 shares outstanding as of December 31, 2021; 826,943,309 shares issued and 809,247,109 shares outstanding as of December 31, 2022)	535	77	535
Additional paid-in capital	26,717,727	3,873,706	28,229,026
Treasury shares, at cost (11,683,474 and 11,671,525 shares as of December 31, 2021 and 2022, respectively)	(2,062,530)	(299,039)	(2,067,009)
Retained earnings	29,459,491	4,271,225	22,716,799
Accumulated other comprehensive gain	(86,672)	(12,566)	(242,104)
Total Equity	54,028,551	7,833,403	48,637,247
TOTAL LIABILITIES AND EQUITY	¥ 60,882,292	$ 8,827,102	¥ 49,317,573
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	826,943,309	826,943,309	826,943,309	826,943,309
Ordinary shares, shares outstanding	809,247,109	809,247,109	808,448,289	808,448,289
Treasury shares, at cost	11,671,525	11,671,525	11,683,474	11,683,474